Digital assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Digital Asset

Digital assets comprise holdings of:

	June 30, 2026		December 31, 2025
BTC	Number	Value	Number	Value
Stock of bitcoins at the beginning of the period	15.99	1,460,834	2.58	246,136
Mined during the year	41.21	3,008,051	89.09	8,819,575
Exchanged for USD	(32.53)	(2,604,044)	(74.32)	(7,838,757)
Exchanged for USDT	-	-	(3.50)	(326,515)
Collected BTC	-	-	2.14	178,726
Change in fair value of Bitcoin	-	(419,009)	-	381,669
Stock of bitcoins at the end of the period	24.67	1,445,832	15.99	1,460,834

USDT:
Balance brought forward:		22,617		11,617
Proceeds from exchange of USD and USDC		124,430		2,564,355
Proceeds from exchange of bitcoins		-		326,514
Procurement of expenses		(147,047)		(2,879,869)
Balance carried forward:		-		22,617
Total per Note 1 to Balance Sheet		1,445,832		1,483,451